Litigation (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Dec. 07, 2020	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Sep. 14, 2020	May 12, 2020
Litigation (Details) [Line Items]
Common stock issued (in Shares)							1,000,000
FaZe Clan Inc. [Member]
Litigation (Details) [Line Items]
Equity percentage							20.00%
Legal accrual				$ 0.7
Accrued expense				3.2
Amount paid in advance			$ 2.9
Company owes, description						the Company owes approximately $2.5 million to Salman and Gimelshtein in connection with alleged funding to the Company of $30.0 million by Bridging Finance Group.
Agreement total amount	$ 3.0
Plus payment	$ 0.5
Shares issued (in Shares)							1,000,000
FaZe Clan Inc. [Member] | Subsequent Event [Member]
Litigation (Details) [Line Items]
Amount paid in advance		$ 2.9
Shares issued (in Shares)					22,197
FaZe Clan Inc. [Member] | Michael Stang Treschow [Member]
Litigation (Details) [Line Items]
Accrued expense				1.1
FaZe Clan Inc. [Member] | Crashfund, LLC [Member]
Litigation (Details) [Line Items]
Accrued expense				$ 1.0
FaZe Clan Inc. [Member] | Mr. Bengtson [Member]
Litigation (Details) [Line Items]
Shares issued (in Shares)							1,000,000
FaZe Clan Inc. [Member] | Salman and Gimelshtein [Member]
Litigation (Details) [Line Items]
Alleged funding amount						$ 2.5
FaZe Clan Inc. [Member] | Bridging Finance Group [Member]
Litigation (Details) [Line Items]
Alleged funding amount						$ 30.0